Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The computation of basic and diluted earnings per share under the two-class method is presented below:

	Year Ended December 31,
	2015	2014	2013
	(In thousands, except per share data)
Basic earnings per common share:
Allocation of earnings:
Net income attributable to Western Refining, Inc.	$406,756	$559,926	$275,994
Distributed earnings	(129,211)	(293,746)	(52,489)
Income allocated to participating securities	—	(3)	(814)
Distributed earnings allocated to participating securities	—	3	191
Undistributed income available to Western Refining, Inc.	$277,545	$266,180	$222,882
Weighted average number of common shares outstanding (1)	94,899	90,708	82,248
Basic earnings per common share:
Distributed earnings per share	$1.36	$3.24	$0.64
Undistributed earnings per share	2.92	2.93	2.71
Basic earnings per common share	$4.28	$6.17	$3.35

(1)
Excludes the weighted average number of common shares outstanding associated with participating securities of 884 shares and 300,490 shares for the years ended December 31, 2014 and 2013, respectively.

	Year Ended December 31,
	2015	2014	2013
	(In thousands, except per share data)
Diluted earnings per common share:
Net income attributable to Western Refining, Inc.	$406,756	$559,926	$275,994
Tax effected interest related to convertible debt	—	8,010	16,864
Net income available to Western Refining, Inc., assuming dilution	$406,756	$567,936	$292,858
Weighted average number of diluted shares outstanding	94,999	101,190	104,904
Diluted earnings per common share	$4.28	$5.61	$2.79

The computation of the weighted average number of diluted shares outstanding is presented below:

	Year Ended December 31,
	2015	2014	2013
	(In thousands)
Weighted average number of common shares outstanding	94,899	90,708	82,248
Common equivalent shares from Convertible Senior Notes	—	10,349	22,500
Restricted shares and share units	100	133	156
Weighted average number of diluted shares outstanding	94,999	101,190	104,904